Financial Risk Management and Financial Instruments - Summary of Assumption Used to Estimate Fair Value of Warrants (Details) - Level 3 - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Expected term (years)	1 year 6 months
Risk free rate (%)	0.11%
Share price (US$)	$ 314.66	$ 149.55	$ 113.50
Historical Volatility for Shares, Measurement Input
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Volatility (%)	50.00%	32.50%	40.00%
Bottom of Range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Expected term (years)		6 months	9 months 18 days
Risk free rate (%)		1.58%	2.55%
Top of Range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Expected term (years)		2 years 6 months	1 year 6 months
Risk free rate (%)		1.59%	2.58%